Condensed Consolidated Statements of Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Diluted fully loss per ordinary share	$ (0.29)	$ (0.28)
Weighted average number of shares outstanding used in the computation of diluted loss per share	17,498,762	14,018,290